Concentrations	12 Months Ended
Dec. 31, 2024
Concentrations [Abstract]
CONCENTRATIONS

NOTE 19 - CONCENTRATIONS

Customers

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenues for the years ended December 31, 2024 and 2023.

	Years Ended December 31,
Customer	2024	2023
A	29%	30%
B	17%	18%
C	11%	12%

One customer, which is a third party, whose outstanding receivable accounted for 10% or more of the Company’s total outstanding rent receivable at December 31, 2024, accounted for 76.9% of the Company’s total outstanding rent receivable at December 31, 2024.

Two customers, of which one is a related party and the other is a third party, whose outstanding receivables accounted for 10% or more of the Company’s total outstanding rent receivable at December 31, 2023, accounted for 80.6% of the Company’s total outstanding rent receivable at December 31, 2023.

Suppliers

No supplier accounted for 10% or more of the Company’s purchase during the years ended December 31, 2024 and 2023.